Transactions with Affiliates and Container Investors	12 Months Ended
Dec. 31, 2022
Related Party Transactions [Abstract]
Transactions with Affiliates and Container Investors

(3) Transactions with Affiliates and Container Investors

Due from affiliates, net of $2,758 and $2,376, as of December 31, 2022 and 2021, respectively, represents lease rentals on tank containers collected on behalf of and payable to the Company from the Company’s tank container manager, net of direct container expenses and management fees. See Note 2 “Managed Fleet” for further detail on management fees earned from the Company’s managed fleet.

There was no due to affiliated Container Investors as of December 31, 2022 and 2021. The following table provides a summary of due to container investors, net at December 31, 2022 and 2021:

	2022	2021
Accounts receivable, net - managed fleet	$7,348	$7,639
Prepaid expenses and other current assets - managed fleet	89	42
Accounts payable and accrued expenses - managed fleet	(1,292)	(375)
	6,145	7,306
Distributions due to container investors on lease rentals collected, net of container expenses paid and management fees	9,987	10,679
Due to container investors, net	$16,132	$17,985